Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Wellington Shields All-Cap Fund | Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Wellington Shields All-Cap Fund – Institutional Shares
Account Value	$ 24,002	$ 24,002	$ 24,002	$ 18,349	$ 17,890	$ 21,108	$ 16,636	$ 14,447	$ 12,895	$ 13,600	$ 11,646	$ 10,591	$ 10,000
Average Annual Return, Percent	30.81%	10.69%	9.15%
Wellington Shields All-Cap Fund | Institutional Shares | Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Account Value	$ 34,442	$ 34,442	$ 34,442	25,626	22,565	25,256	19,938	16,698	14,382	13,577	11,074	10,253	10,000
Average Annual Return, Percent	34.41%	15.58%	13.16%
Wellington Shields All-Cap Fund | Institutional Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275	$ 10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%